United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 88.2%
		Federal Home Loan Mortgage Corporation – 59.7%
$13,554,173	[1]	4.000%, 11/1/2024 - 1/1/2026	13,929,211
93,630,625	[1]	4.500%, 6/1/2019 - 1/1/2041	96,576,861
44,998,942		5.000%, 2/1/2019 - 10/1/2039	47,358,393
32,651,873		5.500%, 4/1/2021 - 10/1/2039	34,882,651
11,993,736		6.000%, 4/1/2036 - 2/1/2038	13,006,658
1,842,521		6.500%, 10/1/2037	2,039,004
459,314		7.500%, 1/1/2027 - 2/1/2031	517,638
50,187		8.000%, 3/1/2031	56,733
		TOTAL	208,367,149
		Federal National Mortgage Association – 25.7%
6,000,000	[1]	4.000%, 1/1/2041	5,971,585
783,217		4.500%, 12/1/2019	827,886
34,165,332		5.000%, 7/1/2019 - 7/1/2039	36,044,062
26,062,484		5.500%, 9/1/2034 - 11/1/2039	27,987,011
14,248,709		6.000%, 11/1/2034 - 4/1/2038	15,513,302
2,420,880		6.500%, 2/1/2014 - 9/1/2036	2,703,293
466,370		7.000%, 6/1/2016 - 2/1/2030	509,586
9,658		7.500%, 4/1/2015	10,411
13,033		8.000%, 12/1/2026	14,753
		TOTAL	89,581,889
		Government National Mortgage Association – 2.8%
3,984,375		4.500%, 10/15/2039	4,143,962
4,945,192		5.000%, 6/20/2039 - 9/20/2039	5,257,744
128,707		7.000%, 9/15/2028 - 11/15/2031	145,379
280,614		8.000%, 10/15/2030 - 11/15/2030	320,142
		TOTAL	9,867,227
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $293,890,832)	307,816,265
		Collateralized Mortgage Obligations – 18.8%
		Federal Home Loan Mortgage Corporation – 4.7%
2,635,032	[2]	0.560%, 1/15/2037, REMIC 3260 PF	2,625,576
346,937	[2]	0.570%, 6/15/2036, REMIC 3175 FE	345,293
2,444,236	[2]	0.590%, 5/15/2036, REMIC 3160 FD	2,434,800
3,658,581	[2]	0.610%, 4/15/2036, REMIC 3144 FB	3,640,334
6,032,068	[2]	0.640%, 7/15/2036, REMIC 3179 FP	6,022,832
640,574	[2]	0.660%, 8/15/2036, REMIC 3206 FE	638,791
606,410		7.500%, 4/15/2033, REMIC 3076 NM	628,078
		TOTAL	16,335,704
		Federal National Mortgage Association – 4.3%
449,651	[2]	0.511%, 10/25/2031, REMIC 2005-63 FC	445,549
1,746,515	[2]	0.561%, 7/25/2036, REMIC 2006-58 FP	1,739,634
3,031,929	[2]	0.601%, 11/25/2036, REMIC 2006-104 FY	3,021,478
2,848,482	[2]	0.611%, 9/25/2036, REMIC 2006-81 FB	2,840,861
2,643,130	[2]	0.621%, 12/25/2036, REMIC 2006-115 EF	2,632,295
860,721	[2]	0.641%, 10/25/2036, REMIC 2006-93 FM	857,425
2,781,744	[2]	0.641%, 9/25/2036, REMIC 2006-85 PF	2,768,747

Principal Amount			Value
$855,497	[2]	0.661%, 6/25/2036, REMIC 2006-43 FL	853,793
82,359		6.500%, 4/1/2032, REMIC 321 2	18,293
		TOTAL	15,178,075
		Non-Agency Mortgage – 9.8%
2,166,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,263,549
1,960,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,008,985
2,546,635		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,363,937
1,240,124		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,201,158
959,108		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	927,238
2,456,326	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	2,506,569
3,000,000	[2]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,056,700
1,738,928	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.461%, 5/19/2047	1,001,758
2,476,175	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,542,749
2,735,227	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,703,352
2,246,363		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,118,254
59	[3,5]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	41
54,447	[3,5]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	44,086
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,397,400
1,940,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	2,028,916
200,557	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6,879
1,166,279	[6]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,170,001
2,261,740		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,102,455
932,659	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.398%, 1/25/2046	624,882
1,739,184	[2]	Washington Mutual 2006-AR15, Class 1A, 1.168%, 11/25/2046	1,187,435
1,959,143		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,922,756
		TOTAL	34,179,100
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $67,645,149)	65,692,879
		Repurchase Agreements – 7.0%
12,854,000	[2]	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657.	12,854,000
11,326,000	[2,7]	Interest in $92,395,000 joint repurchase agreement 0.18%, dated 12/16/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $92,410,707 on 1/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2040 and the market value of those underlying securities was $95,163,712.	11,326,000
232,000	[2,7]	Interest in $21,555,000 joint repurchase agreement 0.16%, dated 12/13/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,557,970 on 1/13/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $21,988,152.	232,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	24,412,000
		TOTAL INVESTMENTS — 114.0% (IDENTIFIED COST $385,947,981)[8]	397,921,144
		OTHER ASSETS AND LIABILITIES - NET — (14.0)%[9]	(48,968,673)
		TOTAL NET ASSETS — 100%	$348,952,471

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $7,803,676, which represented 2.2% of total net assets.

1

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2010, these liquid restricted securities amounted to $7,752,670, which represented 2.2% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$60	$41
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$44,848	$44,086
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$7,098	$6,879
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Non-income producing security.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	At December 31, 2010, the cost of investments for federal tax purposes was $385,947,981. The net unrealized appreciation of investments for federal tax purposes was $11,973,163. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,723,026 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,749,863.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2010.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

2

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$307,816,265	$ —	$307,816,265
Collateralized Mortgage Obligations	—	65,641,873	51,006	65,692,879
Repurchase Agreements	—	24,412,000	—	24,412,000
TOTAL SECURITIES	$ —	$397,870,138	$51,006	$397,921,144

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$53,603
Realized gain/loss	442
Change in unrealized appreciation/depreciation	(911)
Net purchases (sales)	(2,128)
Balance as of December 31, 2010	$51,006
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2010.	$(911)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
3

Federated Ultrashort Bond Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.0%
		Federal National Mortgage Association – 1.0%
$4,657,323		FNMA ARM 544848, 3.343%, 4/01/2030	4,837,657
3,557,852		FNMA ARM 544872, 3.591%, 7/01/2034	3,790,360
712,868		FNMA ARM 556379, 1.730%, 5/01/2040	712,687
3,876,456		FNMA ARM 618128, 2.913%, 8/01/2033	4,038,520
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,983,007)	13,379,224
		Asset-Backed Securities – 41.1%
		Auto Receivables – 21.3%
1,696,253		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	1,697,483
5,000,000		Ally Auto Receivables Trust 2010-4, Class A2, 0.71%, 2/15/2013	4,998,450
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 2.010%, 1/15/2015	10,190,343
10,475,516		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.305%, 10/6/2013	10,402,705
4,225,552		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	4,378,846
5,524,685		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.346%, 4/7/2014	5,476,159
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,622,705
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,372,347
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,740,423
5,909,924		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	5,931,100
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,501,678
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.410%, 9/15/2014	13,132,972
3,744,281		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	3,777,767
9,000,000		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 1/16/2012	9,004,509
5,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	4,995,604
4,864,919		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	4,866,604
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	8,061,309
3,661,442	[1,2]	Bank of America Auto Trust 2010-1, Class A2, 0.75%, 6/15/2012	3,664,688
7,601,923		Capital One Auto Finance Trust 2007-B, Class A4, 0.290%, 4/15/2014	7,572,069
212,364		Capital One Auto Finance Trust 2007-C, Class A3A, 5.13%, 4/16/2012	212,762
257,411		Capital One Auto Finance Trust 2007-C, Class A3B, 0.770%, 4/16/2012	257,599
11,000,000		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	11,342,604
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	9,975,693
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,376,696
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,534,473
5,000,000		Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.810%, 6/15/2013	4,961,157
2,801,050	[1,2]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	2,806,292
2,045,650		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,071,824
5,755,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	5,900,164
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,301,790
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,121,794
938,580	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.760%, 4/16/2012	940,380
1,950,477	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	1,980,202
1,702,170		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	1,732,694
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.260%, 9/20/2016	13,819,400
4,500,000	[1,2]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	4,501,749
3,950,000	[1,2]	MMCA Automobile Trust 2010-A, Class A3, 1.39%, 1/15/2014	3,967,337
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,561,701

Principal Amount or Shares			Value
$1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,869,892
5,500,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	5,506,996
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.510%, 6/17/2013	6,485,523
5,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.510%, 6/17/2013	5,213,287
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,535,750
500,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A2, 0.81%, 1/18/2013	500,449
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.510%, 10/26/2015	2,070,238
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.760%, 1/26/2015	2,268,320
2,934,796		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,954,592
12,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.410%, 1/15/2015	12,914,337
10,000,000		Rental Car Finance Corp. 2006-1A, Class A, 0.440%, 5/25/2012	9,978,852
5,655,000		USAA Auto Owner Trust 2007-1, Class B, 5.85%, 12/16/2013	5,724,020
1,015,038		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	1,024,008
1,199,326		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,211,756
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,161,905
4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	4,024,545
7,000,000		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 11/22/2013	7,004,000
280,650		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	282,216
1,728,099	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,732,525
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,056,101
790,175		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.560%, 10/15/2012	792,179
		TOTAL	298,065,563
		Credit Card – 10.7%
11,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.410%, 8/15/2013	11,254,998
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.680%, 8/15/2013	4,938,316
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	534,164
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.550%, 6/15/2014	10,881,980
5,750,000		Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.550%, 3/17/2014	5,734,381
7,619,000		Chase Issuance Trust 2006-B1, Class B1, 0.410%, 4/15/2013	7,522,316
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,035,334
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,711,473
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.374%, 11/25/2013	4,996,935
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.585%, 10/7/2013	9,981,643
9,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.910%, 7/15/2013	9,458,320
5,000,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.670%, 7/15/2014	4,907,814
7,995,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,107,714
8,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	8,461,512
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.360%, 5/16/2016	15,188,257
3,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	3,148,411
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.610%, 10/15/2014	10,979,670
7,700,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.650%, 12/16/2013	7,684,049
5,900,000		MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.040%, 7/15/2013	5,902,343
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.680%, 7/15/2015	9,723,049
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.300%, 3/15/2013	2,000,389
		TOTAL	150,153,068
		Equipment Lease – 3.7%
10,000,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	10,088,650
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.160%, 12/15/2014	2,021,200
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,084,801

Principal Amount or Shares			Value
$8,500,000		CNH Equipment Trust 2010-B, Class A2, 0.67%, 1/15/2013	8,506,519
2,505,471		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	2,530,542
7,000,000	[1,2]	GE Equipment Midticket LLC Series 2010-1 , Class A3, 0.94%, 7/14/2014	6,958,175
7,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	7,065,047
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,587,733
6,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	6,004,950
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,517,812
		TOTAL	51,365,429
		Home Equity Loan – 2.0%
2,182,612		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.620%, 7/25/2035	2,106,134
4,242,409		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.360%, 5/25/2036	4,153,454
1,018,768		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,014,502
164,559		Citifinancial Mortgage Securities, Inc. 2003-4, Class AF4, 4.427%, 10/25/2033	162,435
1,232,722		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.360%, 10/25/2036	1,235,667
106,464		Countrywide Asset Backed Certificates 2004-4, Class A, 1.000%, 8/25/2034	75,177
625,752		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.510%, 9/20/2023	507,325
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.940%, 11/25/2034	729,397
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	14,516
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.590%, 2/25/2035	114,971
283,875		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	285,839
1,150,680	[1,2]	Quest Trust 2004 — X1, Class A, 0.590%, 3/25/2034	752,706
3,017,843		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,028,451
137,478		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.860%, 8/25/2033	116,211
285,313		Residential Asset Securities Corporation 2005-KS11, Class AI3, 0.460%, 12/25/2035	278,880
610,134		Residential Asset Securities Corporation 2006-KS5, Class A2, 0.370%, 7/25/2036	614,343
5,187,198		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.380%, 1/25/2037	5,116,229
2,213,816		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.430%, 2/25/2036	2,146,300
2,532,131	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
5,234,802		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.410%, 5/25/2036	5,131,616
		TOTAL	27,584,153
		Manufactured Housing – 0.2%
423,764		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	429,401
1,710,957		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,742,122
61,413		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	60,403
		TOTAL	2,231,926
		Other – 3.2%
7,838,387	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.088%, 4/25/2020	7,861,627
2,576,825		GE Business Loan Trust, Class A, 0.550%, 5/15/2032	2,306,005
1,999,529		Keycorp Student Loan Trust, Class 2A2, 0.432%, 3/27/2024	1,925,995
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.660%, 2/15/2014	10,076,848
5,008,714		SLM Student Loan Trust 2006-C, Class A2, 0.351%, 9/15/2020	4,968,504
5,124,130		SLM Student Loan Trust 2010-C, Class A1, 1.910%, 12/15/2017	5,127,145
3,338,084	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,403,467
5,329,970	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	5,352,047
4,384,677	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	4,364,593
		TOTAL	45,386,231
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $574,139,017)	574,786,370

Principal Amount or Shares			Value
		Corporate Bonds – 18.9%
		Basic Industry - Chemicals – 0.4%
$2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,109,180
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,457,993
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,606,003
		TOTAL	6,173,176
		Basic Industry - Metals & Mining – 0.4%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,271,533
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,075,000
		TOTAL	5,346,533
		Capital Goods - Aerospace & Defense – 0.1%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,777,835
		Capital Goods - Diversified Manufacturing – 0.5%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,806,008
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,110,583
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,611,638
		TOTAL	6,528,229
		Communications - Media & Cable – 0.6%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,687,147
3,250,000		Comcast Corp., Note, 6.75%, 1/30/2011	3,264,977
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,184,180
		TOTAL	8,136,304
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,302,063
		Communications - Telecom Wireless – 0.5%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,516,558
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,939,259
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,101,054
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,652,437
		TOTAL	7,209,308
		Communications - Telecom Wirelines – 0.9%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,584,904
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,257,931
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,178,000
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,044,022
2,290,000		Telecom Italia Capital SA, Note, 0.7668%, 2/1/2011	2,288,105
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,600,101
		TOTAL	11,953,063
		Consumer Cyclical - Automotive – 0.4%
2,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 5.875%, 3/15/2011	2,020,631
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,073,352
		TOTAL	5,093,983
		Consumer Cyclical - Entertainment – 0.1%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	532,941
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 5.70%, 7/15/2011	1,543,024
		TOTAL	2,075,965
		Consumer Cyclical - Retailers – 0.3%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,547,741
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,581,477
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,506,250
		TOTAL	4,635,468

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Food/Beverage – 1.4%
$1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,716,812
1,450,000		Diageo Finance BV, Company Guarantee, 3.875%, 4/1/2011	1,462,374
1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,059,945
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,483,859
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,423,166
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,654,920
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,324,849
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,140,180
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	1,981,989
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,586,920
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,538,475
		TOTAL	19,373,489
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,179,814
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,534,039
		TOTAL	2,713,853
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,609,381
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,828,909
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.938%, 12/19/2011	2,761,008
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,008,866
		TOTAL	7,208,164
		Consumer Non-Cyclical - Products – 0.5%
2,100,000		Clorox Co., 6.125%, 2/1/2011	2,108,494
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,014,067
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,201,245
1,000,000		Procter & Gamble International Funding SCA, Company Guarantee, 1.35%, 8/26/2011	1,007,129
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,155,920
		TOTAL	7,486,855
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,613,789
		Energy - Independent – 0.1%
1,500,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,569,671
		Energy - Integrated – 1.2%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,629,315
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,020,588
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,219,311
278,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	281,701
7,500,000		Shell International Finance B.V., Company Guarantee, 0.88%, 6/22/2012	7,515,757
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,104,899
		TOTAL	16,771,571
		Energy - Oil Field Services – 0.2%
3,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	3,175,281
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,663,520
		Financial Institution - Banking – 4.0%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,522,079
3,975,000		Bank of America Corp., Sub., 7.40%, 1/15/2011	3,981,653
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,492,519

Principal Amount or Shares			Value
$5,750,000	[1,2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	5,778,750
3,000,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	3,088,372
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,070,250
2,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	2,009,903
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,584,560
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,617,617
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,610,069
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,080,288
4,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	4,698,874
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,274,964
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,065,961
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,632,743
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,206,852
6,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	6,114,719
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,558,318
		TOTAL	55,388,491
		Financial Institution - Brokerage – 0.2%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,322,591
		Financial Institution - Finance Noncaptive – 0.9%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,451,993
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,257,928
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.409%, 4/10/2012	1,996,657
6,500,000		General Electric Capital Corp., Floating Rate Note, 0.416%, 11/1/2012	6,459,861
		TOTAL	13,166,439
		Financial Institution - Insurance - Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,530,651
		Financial Institution - Insurance - Life – 0.6%
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.535%, 8/6/2013	5,287,113
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,597,779
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,760,742
		TOTAL	8,645,634
		Financial Institution - Insurance - P&C – 0.1%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,325,761
		Financial Institution - REITs – 0.3%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,412,502
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	997,071
		TOTAL	4,409,573
		Technology – 1.0%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,308,522
2,350,000		Credit Suisse First Boston, NY, Sr. Unsecd. Note, 3.45%, 7/2/2012	2,437,420
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,081,341
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.417%, 9/13/2012	3,007,766
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,167,947
3,000,000		Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011	3,004,077
		TOTAL	14,007,073
		Transportation - Railroads – 0.2%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	2,961,685
		Transportation - Services – 0.4%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,750,781

Principal Amount or Shares			Value
$2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	1,991,977
		TOTAL	5,742,758
		Utility - Electric – 1.9%
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,609,232
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,159,478
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,664,297
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,102,124
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,578,441
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	2,971,119
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,799,590
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, (Series C), 7.25%, 3/1/2012	1,558,698
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,293,564
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,863,488
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,558,873
		TOTAL	26,158,904
		Utility - Natural Gas Pipelines – 0.2%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,139,876
		TOTAL CORPORATE BONDS (IDENTIFIED COST $256,984,125)	264,607,556
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
383,787		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	413,108
919,240		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,034,358
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,356,916)	1,447,466
		Collateralized Mortgage Obligations – 12.2%
		Commercial Mortgage – 1.6%
1,169,676		Banc of America Commercial Mortgage Inc. 2004-6, Class A2, 4.161%, 12/10/2042	1,185,025
8,250,000		Bank of America Commercial Mortgage Inc. 2007-1, Class A3, 5.449%, 1/15/2049	8,621,549
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,359,369
995,109		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,012,474
2,745,106	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,747,602
1,485,705	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,525,649
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,560,358
		TOTAL	22,012,026
		Federal Home Loan Mortgage Corporation – 3.9%
377,952		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.610%, 2/15/2018	380,320
9,708,513		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.660%, 6/15/2034	9,716,837
3,385,051		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.720%, 2/15/2034	3,383,743
3,736,840		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.640%, 5/15/2036	3,729,708
4,252,441		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.745%, 8/15/2035	4,249,567
1,706,614		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.660%, 7/15/2036	1,703,906
7,771,748		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.560%, 9/15/2036	7,729,303
9,109,103		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.660%, 7/15/2036	9,067,474
7,391,930		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.680%, 11/15/2037	7,407,011
3,529,195		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.010%, 7/15/2036	3,559,132
4,095,563		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.170%, 7/15/2037	4,164,945
		TOTAL	55,091,946
		Federal National Mortgage Association – 3.6%
1,809,435		Federal National Mortgage Association REMIC 2002-77 FA, 1.260%, 12/18/2032	1,849,972

Principal Amount or Shares			Value
$4,858,946		Federal National Mortgage Association REMIC 2006-119 CF, 0.560%, 12/25/2036	4,836,923
5,254,718		Federal National Mortgage Association REMIC 2006-44 FK, 0.690%, 6/25/2036	5,249,210
4,029,458		Federal National Mortgage Association REMIC 2006-79 DF, 0.610%, 8/25/2036	4,023,747
6,746,406		Federal National Mortgage Association REMIC 2006-81 FB, 0.610%, 9/25/2036	6,728,356
5,299,591		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.480%, 2/25/2046	5,246,274
4,470,914		Federal National Mortgage Association REMIC 2007-88 FY, 0.720%, 9/25/2037	4,481,682
4,144,215		Federal National Mortgage Association REMIC 2007-97 FE, 0.710%, 7/25/2037	4,151,396
3,542,614		Federal National Mortgage Association REMIC 2008-69 FB, 1.260%, 6/25/2037	3,607,193
4,229,744		Federal National Mortgage Association REMIC 2009-42 FG, 1.060%, 5/25/2039	4,268,153
1,298,273		Federal National Mortgage Association REMIC 2009-63 FB, 0.760%, 8/25/2039	1,305,505
4,589,033		Federal National Mortgage Association REMIC 2009-69 F, 1.110%, 4/25/2037	4,651,737
		TOTAL	50,400,148
		Non-Agency Mortgage – 3.1%
43,443		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.872%, 2/25/2033	40,548
442,346	[1]	C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	154,821
1,377,301		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,359,555
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.811%, 11/20/2035	51,866
1,258,102		Countrywide Home Loans 2006-OA5, Class 2A3, 0.631%, 4/25/2046	132,756
859,418		Crusade Global Trust 2005-1, Class A1, 0.362%, 6/17/2037	816,489
14,000,000	[1,2]	Holmes Masters Issuer PLC 2010-1A, Class A2, 1.671%, 10/15/2054	13,999,833
682,493		Impac CMB Trust 2004-7, Class 1A2, 1.181%, 11/25/2034	495,626
897,511		Impac CMB Trust 2004-9, Class 1A2, 1.140%, 1/25/2035	296,584
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.530%, 2/25/2037	551,913
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.439%, 7/15/2042	8,208,371
2,076,035		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	2,070,805
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.684%, 1/21/2055	12,012,107
1,709,875		Washington Mutual 2006-AR1, Class 2A1B, 1.398%, 1/25/2046	1,145,616
2,318,912		Washington Mutual 2006-AR15, Class 1A, 1.168%, 11/25/2046	1,583,247
1,216,926		Washington Mutual 2006-AR17, Class 1A, 1.148%, 12/25/2046	786,771
255,014		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	251,418
		TOTAL	43,958,326
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $178,914,041)	171,462,446
		U.S. Treasury – 5.7%
55,095,000		U.S. Treasury Inflation-Protected Note, (Series A-2016), 2.00%, 1/15/2016	60,083,681
20,000,000	[4]	United States Treasury Note, 1.00%, 4/30/2012	20,163,672
		TOTAL U.S. TREASURY (IDENTIFIED COST $78,134,785)	80,247,353
		MUTUAL FUNDS – 20.7%;5
1,174,162		Emerging Markets Fixed Income Core Fund	32,103,902
2,729,076		Federated Bank Loan Core Fund	27,672,828
2,132,604		Federated Mortgage Core Portfolio	21,453,994
3,174,898		High Yield Bond Portfolio	20,795,582
1,054,264		Federated Project and Trade Finance Core Fund	10,489,922

Principal Amount or Shares			Value
177,354,806	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	177,354,806
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $284,249,830)	289,871,034
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $1,386,761,721)[7]	1,395,801,449
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[8]	4,585,616
		TOTAL NET ASSETS — 100%	$1,400,387,065

At December 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9]United States Treasury Notes 2-Year Short Futures	300	$65,671,875	March 2011	$116,685

At December 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	3,525,255 Euros	$4,975,545	$266,432

Unrealized Appreciation on Futures Contracts and the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $253,894,181, which represented 18.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2010, these liquid restricted securities amounted to $253,724,844, which represented 18.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2010 is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$62,102	$154,821
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$14,516
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7	At December 31, 2010, the cost of investments for federal tax purposes was $1,386,684,768. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $9,116,681. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,701,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,584,810.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$13,379,224	$ —	$13,379,224
Asset-Backed Securities	—	574,771,854	14,516	574,786,370
Corporate Bonds	—	264,607,556	—	264,607,556
Mortgage-Backed Securities	—	1,447,466	—	1,447,466
Collateralized Mortgage Obligations	—	171,462,446	—	171,462,446
U.S. Treasury	—	80,247,353	—	80,247,353
Mutual Funds	289,871,034	—	—	289,871,034
TOTAL SECURITIES	$289,871,034	$1,105,915,899	$14,516	$1,395,801,449
OTHER FINANCIAL INSTRUMENTS**	$116,685	$266,432	$ —	$383,117
*	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts and a foreign exchange contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$13,688
Change in unrealized depreciation	828
Balance as of December 31, 2010	14,516
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2010.	$828

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011